--------------------------------------------------------------------------------
NEW JERSEY
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================








Dear Shareholder:


We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. for the year ended October 31, 1998.

The Fund had net assets of $168,512,272 and 723 active shareholders as of October 31, 1998.

Thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff




Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     -------  -------
Other Tax Exempt Investments (32.67%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,291,000   Borough of Closter, Bergen County, NJ BAN (b)                    08/20/99      3.60%   $ 2,292,758
   1,790,000   Borough of Metuchen, NJ BAN (b)                                  10/01/99      3.26      1,797,087
   1,240,000   Cape May County, NJ BAN - Series A (b)                           02/26/99      3.55      1,241,138
   2,515,374   County of Camden, NJ BAN - Series 1998 A (b)                     02/09/99      3.65      2,517,344
   3,125,000   Essex County, NJ (b)
               AMBAC Insured                                                    08/01/99      3.54      3,148,210
   1,259,700   Highstown, NJ BAN (b)                                            06/18/99      3.70      1,262,541
   5,000,000   Jersey City, NJ BAN                                              01/15/99      3.68      5,002,743    MIG-1    SP-1+
   5,000,000   Jersey City, NJ School Promissory Notes                          03/05/99      3.55      5,008,938    MIG-1    SP-1+
   3,233,650   Manalapan Township, NJ BAN (b)                                   10/15/99      3.26      3,236,601
   2,630,000   Margate City, NJ (b)                                             03/03/99      3.60      2,631,403
   1,125,000   Middlesex County, NJ Utilities
               (Solid Waste System Revenue) (b)
               FGIC Insured                                                     12/01/98      3.36      1,126,988
   4,564,000   Montgomery Township, County of Somerset, NJ BAN (b)              12/11/98      3.74      4,564,983
   1,800,000   Northeast Monmouth County, NJ (b)                                07/22/99      3.60      1,801,244
   6,250,000   Town of Harrison, Hudon County, NJ BAN (b)                       05/28/99      3.61      6,251,709
   1,164,000   Township of Edison, County of Middlesex, NJ BAN (b)              06/30/99      3.65      1,164,706
   2,000,000   Township of Hopewell, County of Mercer, NJ BAN (b)               01/08/99      3.62      2,001,064
     950,000   Township of Hopewell, County of Mercer, NJ BAN (b)               01/27/99      3.65        950,647
   1,170,000   Township of Mount Olive, County of Morris, NJ BAN (b)            01/29/99      3.66      1,171,155
   2,591,000   Township of North Bergen, Hudson County, NJ BAN                  04/23/99      3.79      2,592,635    MIG-1
   1,250,000   Township of North Brunswick, County of Middlesex, NJ BAN (b)     12/30/98      3.64      1,250,582
   1,010,000   The State of New Jersey GO Bonds (b)                             04/15/99      3.60      1,025,472
   2,000,000   The State of New Jersey GO Bonds - Series D (b)                  02/15/99      3.41      2,007,516
   1,000,000   Union County Ultilities Authority Solid Waste Facility
               (SLRB-Ogden Martin) (b)                                          06/01/99      3.79      1,003,622
 -----------                                                                                          -----------
  54,958,724   Total Other Tax Exempt Investments                                                      55,051,086
 ===========                                                                                          ===========
Other Variable Rate Demand Instruments (c) (54.10%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 4,900,000   Camden County, NJ Improvement Authority RB
               (Parkview Redevelopment Housing Project) - Series 1996
               LOC General Electric Capital Corporation                         07/01/26      3.00%   $4,900,000              A1


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     -------  -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 8,110,000   Clipper, NJ Housing and Mortgage
               Finance Agency Home Buyer RB - Series 1996                       10/01/21      3.97%   $ 8,110,000    MIG-1
   7,995,000   Hudson County Improvement Authority
               (Hudson County Lease Project)
               FGIC Insured                                                     10/01/24      3.16      7,995,000             A1
   4,000,000   Mercer County, NJ
               Improvement Authority Pooled Government Loan Program Bond
               LOC Credit Suisse First Boston                                   11/01/98      4.00      4,000,000    VMIG-1   A1+
   5,000,000   New Jersey EDA Dock Facility Refunding RB
               (Bayonne/IMTT-Bayonne Project) - Series 1993B
               LOC Rabobank Nederland                                           12/01/27      3.55      5,000,000    VMIG-1
   2,500,000   New Jersey EDA Dock Facility Refunding RB
               (Bayonne/IMTT-Bayonne Project)
               LOC First National Bank of Chicago                               12/01/27      3.60      2,500,000    VMIG-1
   1,780,000   New Jersey EDA Economic Growth Bonds - Series 1994A
               LOC National Westminster Bank PLC                                08/01/14      2.85      1,780,000             A1
   8,145,000   New Jersey EDA First Mortgage RB
               (Wencharter Garden at Ward Homestead Project) - Series 1996B
               LOC Banque Paribas                                               04/01/06      3.00      8,145,000    VMIG-1   A1
   3,000,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (b)
               LOC First Union National Bank                                    12/01/08      3.10      3,000,000
     100,000   New Jersey EDA Manufacturing Facility RB
               (Commerce Center Project)
               LOC PNC Bank, N.A.                                               08/01/17      3.60        100,000             A1
   1,010,000   New Jersey EDA Refunding RB (Ninette Group LP Project) (b)
               LOC First Union National Bank                                    08/01/11      3.10      1,010,000
   1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
               LOC Bank of America                                              10/15/09      3.20      1,000,000      P1
   1,000,000   New Jersey EDA RB (Peddie School) - Series 1996                  02/01/26      3.00      1,000,000             A1
   3,895,000   New Jersey EDA
               (Pennwell Holdings LLC Project) - Series 1996 (b)
               LOC First Union National Bank                                    12/01/16      3.05      3,895,000
   1,000,000   New Jersey EDA RB Sewage Facility (b)
               LOC PNC Bank, N.A.                                               07/01/01      3.30      1,000,000
   4,900,000   New Jersey EDA (Stothaven Project) - Series A
               LOC Citibank                                                     01/15/18      3.70      4,900,000      P1     A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     -------  -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,500,000   New Jersey EDA Thermal Energy Facility RB
               LOC First National Bank of Chicago                               12/01/09      3.00%   $ 2,500,000    VMIG-1
   2,085,000   New Jersey State EDA (Block Drug Corporation) Series A (b)
               LOC Suntrust Bank                                                06/01/99      3.15      2,085,000
   1,650,000   New Jersey State EDA (Block Drug Corporation) - Series B (b)
               LOC Suntrust Bank                                                06/01/99      3.15      1,650,000
   3,250,000   New Jersey State EDA (Campus 130 Association) (b)
               LOC The Bank of New York                                         12/01/11      3.35      3,250,000
   2,200,000   New Jersey State EDA El Dorado Terminal
               (Dow Chemical Company)                                           05/01/01      3.50      2,200,000      P1
   1,650,000   New Jersey State EDA Dock Facility Revenue
               LOC FNB Chicago                                                  12/01/27      3.60      1,650,000    VMIG-1
   1,791,500   New Jersey State EDA (Hartz & Rex Associates) (b)
               LOC Citibank                                                     01/01/12      3.22      1,791,500
     700,000   New Jersey Industrial Pollution Control (Somerset Mining)        08/01/22      2.85        700,000             A1+
   3,100,000   Port Authority of New York & New Jersey Special Obligation RB
               (Versatile Structure) - Series 6                                 12/01/17      3.80      3,100,000    VMIG-1   A1+
   1,100,000   Port Authority of New York & New Jersey Versatile
               Structured Obligations                                           04/01/24      3.80      1,100,000    VMIG-1   A1+
   2,900,000   Port Authority of New York & New Jersey Versatile
               Structured Obligations                                           06/01/20      3.70      2,900,000    VMIG-1   A1+
   3,200,000   Union County, NJ Floating Rate Trust - Series 1998
               AMBAC Insured                                                    06/01/20      3.50      3,200,000    VMIG-1
   6,700,000   Union County, NJ PCFA (Exxon Corp.) - Series 1994A               07/01/33      3.20      6,700,000      P1     A1+
 -----------                                                                                          -----------
  91,161,500   Total Other Variable Rate Demand Instruments                                            91,161,500
 -----------                                                                                          -----------
Put Bond (d) (1.48%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,500,000   Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                                           09/01/99      3.60%   $ 2,500,000    VMIG-1   A1+
 -----------                                                                                          -----------
   2,500,000   Total Put Bond                                                                           2,500,000
 -----------                                                                                          -----------
Revenue Bond (0.82%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,350,000   New Jersey EDA RB (Performing Arts Center) (b)
               AMBAC Insured                                                    06/15/99      3.50%   $ 1,385,359
 -----------                                                                                          -----------
   1,350,000   Total Revenue Bond                                                                       1,385,359
 -----------                                                                                          -----------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     -------  -------
Tax Exempt Commercial Paper (d) (10.46%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 9,200,000   New Jersey EDA Exempt Facilities RB (Logan - 1992 Project)
               LOC Union Bank of Switzerland                                    11/02/98      3.15%  $  9,200,000    VMIG-1   A1+
   3,000,000   New Jersey EDA Exempt Facilities RB (Logan - 1992 Project)
               LOC Union Bank of Switzerland                                    11/02/98      3.10      3,000,000    VMIG-1   A1+
   1,934,000   Puerto Rico Government Development Bank                          11/02/98      2.50      1,934,000             A1+
   1,926,000   Puerto Rico Government Development Bank                          11/17/98      2.80      1,926,000             A1+
   1,572,000   Puerto Rico Government Development Bank                          11/10/98      3.50      1,572,000             A1+
 -----------                                                                                          -----------
  17,632,000   Total Tax Exempt Commercial Paper                                                       17,632,000
 -----------                                                                                          -----------
               Total Investments (99.53%) (Cost $167,729,945+)                                        167,729,945
               Cash and Other Assets, in Excess of Liabilities (0.47%)                                    782,327
                                                                                                      -----------
               Net Assets (100.00%)                                                                  $168,512,272
                                                                                                      ===========
               Net Assets Value, offering and redemption price per share:
               Class A Shares, 166,250,134 Shares Outstanding (Note 3)                               $       1.00
                                                                                                      ===========
               Class B Shares,   2,278,179 Shares Outstanding (Note 3)                               $       1.00
                                                                                                      ===========

               +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted are those of the bank whose letter of credit secures such instruments. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:

     AMBAC    =   American Municipal Bond Assurance Corporation   IDRB     =    Industrial Development Revenue Bond
     BAN      =   Bond Anticipation Note                          PCFA     =    Pollution Control Finance Authority
     EDA      =   Economic Development Authority                  RB       =    Revenue Bond
     FGIC     =   Financial Guaranty Insurance Company            SLRB     =    Senior Lease Revenue Bond
     GO       =   General Obligation


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1998
================================================================================





INVESTMENT INCOME

 Income:

    Interest................................................................................  $   8,307,582
                                                                                               ------------

 Expenses: (Note 2)

    Investment management fee...............................................................        723,784

    Administration fee......................................................................        506,649

    Shareholder servicing fee (Class A).....................................................        478,895

    Custodian fee...........................................................................         17,291

    Shareholder servicing and related shareholder expenses..................................        159,585

    Legal, compliance and filing fees.......................................................         49,338

    Audit and accounting....................................................................         67,532

    Directors' fees.........................................................................          6,107

    Other...................................................................................         14,624
                                                                                               ------------

      Total expenses........................................................................      2,023,805

      Expenses paid indirectly..............................................................  (         970)
                                                                                               ------------

      Net expenses..........................................................................      2,022,835
                                                                                               ------------

 Net investment income......................................................................      6,284,747



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments....................................................        -0-
                                                                                               ------------

 Increase in net assets from operations.....................................................  $   6,284,747
                                                                                               ============








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 1998 AND 1997
===============================================================================





                                                                          1998                    1997
                                                                     --------------          --------------


INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.........................................   $    6,284,747          $    5,080,813
    Net realized gain (loss) on investments.......................         -0-                      -0-
                                                                      -------------           -------------
    Increase in net assets from operations........................        6,284,747               5,080,813
 Dividends to shareholders from net investment income:
        Class A...................................................   (    6,234,603)*        (    5,070,619)*
        Class B...................................................   (       50,144)*        (       10,194)*
 Capital share transactions (Note 3):
        Class A...................................................   (   51,294,518)             66,108,849
        Class B...................................................        1,962,624          (       51,660)
                                                                      -------------           -------------
        Total increase (decrease).................................   (   49,331,894)             66,057,189

 Net assets:
    Beginning of year.............................................      217,844,166             151,786,977
                                                                      -------------           -------------
    End of year...................................................   $  168,512,272          $  217,844,166
                                                                      =============           =============

*   Designated as exempt-interest dividends for federal income tax purposes.











--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on February 9, 1996 and all Fund shares outstanding before February 9, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $121,044 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

3. Capital Stock.

At October 31, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $168,528,313. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
Class A                                              Ended                              Ended
-------                                        October 31, 1998                   October 31, 1997
                                               ----------------                   ----------------
 Sold...................................            533,736,089                        453,793,587
 Issued on reinvestment of dividends....              6,214,721                          4,856,342
 Redeemed...............................         (  591,245,328)                    (  392,541,080)
                                                  -------------                      -------------
 Net increase (decrease)................         (   51,294,518)                        66,108,849
                                                  =============                      =============
                                                     Year                               Year
Class B                                              Ended                              Ended
-------                                        October 31, 1998                   October 31, 1997
                                               ----------------                   ----------------
 Sold...................................              6,061,246                             22,635
 Issued on reinvestment of dividends....                 50,891                             10,117
 Redeemed...............................         (    4,149,513)                    (       84,412)
                                                  -------------                      -------------
 Net increase (decrease)................              1,962,624                     (       51,660)
                                                  =============                      =============

4. Sales of Securities.

Accumulated undistributed net realized losses at October 31, 1998 amounted to $16,041. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire October 31, 1999 through October 31, 2004.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, is subject to the credit risk associated with the non-performance of such issuers. Approximately 46% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights.
                                                                       Year Ended
Class A                                                                October 31,
-------                                         -----------------------------------------------------------------
                                                   1998          1997          1996          1995          1994
                                                ---------     ---------     ---------     ---------     ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year..........   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                ---------     ---------     ---------     ---------     ---------
 Income from investment operations:
   Net investment income.....................      0.026         0.027         0.027         0.030         0.020
 Less distributions:
   Dividends from net investment income......   (  0.026)     (  0.027)     (  0.027)     (  0.030)     (  0.020)
                                                ---------     ---------     ---------     ---------     ---------
 Net asset value, end of year................   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                =========     =========     =========     =========     =========
 Total Return................................      2.65%         2.70%         2.69%         3.08%         2.03%
 Ratios/Supplemental Data
 Net assets, end of year (000)...............   $ 166,234     $ 217,529     $ 151,421     $ 130,128     $ 105,929
 Ratios to average net assets:
   Expenses..................................      0.84%+        0.86%+        0.78%+        0.72%         0.66%
   Net investment income.....................      2.60%         2.66%         2.65%         3.02%         2.02%
   Management, administration & shareholder
     servicing fee waived ...................       -             -            0.06%         0.18%         0.26%

                                                                                     February 9, 1996
Class B                                                Year Ended               (Commencement of offering) to
-------                                                October 31,                      October 31, 1996
                                                -----------------------              ----------------
                                                   1998          1997
                                                ---------     ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........   $  1.00        $  1.00                   $  1.00
                                                ---------      ---------                 ---------
 Income from investment operations:
   Net investment income.....................      0.028          0.029                     0.020
 Less distributions:
   Dividends from net investment income......   (  0.028)      (  0.029)                 (  0.020)
                                                ---------      ---------                 ---------
 Net asset value, end of period..............   $  1.00        $  1.00                   $  1.00
                                                =========      =========                 =========
 Total Return................................      2.86%          2.91%                     2.77%*
 Ratios/Supplemental Data
 Net assets, end of period (000).............   $   2,278      $    315                  $   366
 Ratios to average net assets:
   Expenses..................................      0.63%+         0.65%+                    0.61%*+
   Net investment income.....................      2.76%          2.88%                     2.72%*


 *  Annualized
 +  Includes expense offsets.


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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================



The Board of Directors and Shareholders
New Jersey Daily Municipal Income Fund, Inc.



We have audited the accompanying statement of net assets of New Jersey Daily Municipal Income Fund, Inc. as of October 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. as of October 31, 1998, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.



                                                   \s\McGladrey & Pullen, LLP






 New York, New York
 December 4, 1998


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                                             NEW JERSEY
                                             DAILY
                                             MUNICIPAL
                                             INCOME
                                             FUND, INC.





                                                   Annual Report
                                                  October 31, 1998











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


  New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105-1716


  Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

--------------------------------------------------------------------------------

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